Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.5%
L3 Harris Technologies, Inc.	69,378	$ 14,784,452

Biotechnology - 2.6%
Argenx SE, ADR (A)	17,081	6,725,131
Ascendis Pharma AS, ADR (A)	46,515	7,031,673
Sarepta Therapeutics, Inc. (A)	47,637	6,167,086
Vaxcyte, Inc. (A)	77,601	5,300,924

		25,224,814

Capital Markets - 2.8%
Cboe Global Markets, Inc.	29,714	5,459,353
Charles Schwab Corp.	121,237	8,770,284
LPL Financial Holdings, Inc.	50,398	13,315,152

		27,544,789

Chemicals - 1.1%
Corteva, Inc.	185,367	10,690,115

Commercial Services & Supplies - 4.6%
Cimpress PLC (A)	86,576	7,662,842
Clean Harbors, Inc. (A)	41,286	8,311,285
RB Global, Inc.	113,170	8,620,159
Rentokil Initial PLC	421,243	2,507,896
Rentokil Initial PLC, ADR (B)	289,757	8,736,173
Veralto Corp.	101,711	9,017,697

		44,856,052

Construction & Engineering - 0.5%
API Group Corp. (A)	133,987	5,261,669

Consumer Staples Distribution & Retail - 0.7%
Dollar Tree, Inc. (A)	48,833	6,502,114

Electric Utilities - 1.8%
Alliant Energy Corp.	341,760	17,224,704

Electrical Equipment - 2.0%
Regal Rexnord Corp.	19,418	3,497,182
Sensata Technologies Holding PLC	426,664	15,675,635

		19,172,817

Electronic Equipment, Instruments & Components - 4.9%
Flex Ltd. (A)	740,655	21,190,140
TE Connectivity Ltd.	54,158	7,865,908
Teledyne Technologies, Inc. (A)	45,239	19,422,007

		48,478,055

Entertainment - 1.8%
Liberty Media Corp. - Liberty Formula One, Class A (A)	24,727	1,452,464
Liberty Media Corp. - Liberty Formula One, Class C (A)	252,896	16,589,978

		18,042,442

Financial Services - 4.9%
Fidelity National Information Services, Inc.	117,938	8,748,641
Global Payments, Inc.	60,374	8,069,589
WEX, Inc. (A)	133,534	31,718,331

		48,536,561

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 3.5%
JB Hunt Transport Services, Inc.	103,050	$ 20,532,713
TFI International, Inc. (B)	84,498	13,474,051

		34,006,764

Health Care Equipment & Supplies - 9.1%
Boston Scientific Corp. (A)	468,358	32,077,839
Cooper Cos., Inc.	89,707	9,101,672
DENTSPLY SIRONA, Inc.	213,846	7,097,549
ICU Medical, Inc. (A)	61,858	6,638,601
STERIS PLC	37,719	8,479,986
Teleflex, Inc.	116,220	26,285,477

		89,681,124

Hotels, Restaurants & Leisure - 2.5%
Aramark	380,786	12,383,161
DoorDash, Inc., Class A (A)	44,280	6,098,242
Entain PLC	554,137	5,577,046

		24,058,449

Insurance - 5.6%
Intact Financial Corp.	159,266	25,871,980
Ryan Specialty Holdings, Inc.	109,263	6,064,096
W.R. Berkley Corp.	265,809	23,508,148

		55,444,224

Interactive Media & Services - 0.4%
Ziff Davis, Inc. (A)	60,933	3,841,216

IT Services - 5.3%
Amdocs Ltd.	230,758	20,853,600
GoDaddy, Inc., Class A (A)	265,114	31,463,730

		52,317,330

Life Sciences Tools & Services - 4.7%
Avantor, Inc. (A)	516,228	13,199,950
Illumina, Inc. (A)	35,324	4,850,692
Revvity, Inc.	181,644	19,072,620
Waters Corp. (A)	26,470	9,111,768

		46,235,030

Machinery - 4.9%
Fortive Corp.	159,058	13,682,169
Ingersoll Rand, Inc.	163,265	15,502,012
Westinghouse Air Brake Technologies Corp.	127,216	18,532,827

		47,717,008

Multi-Utilities - 2.0%
Ameren Corp.	155,351	11,489,760
DTE Energy Co.	74,584	8,363,850

		19,853,610

Passenger Airlines - 1.4%
Ryanair Holdings PLC, ADR	96,744	14,084,959

Pharmaceuticals - 1.0%
Catalent, Inc. (A)	167,016	9,428,053

Professional Services - 6.2%
Broadridge Financial Solutions, Inc., ADR	83,311	17,067,091
Dayforce, Inc. (A)	170,112	11,263,116
SS&C Technologies Holdings, Inc.	388,200	24,988,434
TransUnion	95,470	7,618,506

		60,937,147

Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 7.7%
KLA Corp.	13,627	$ 9,519,413
Lam Research Corp.	6,580	6,392,931
Microchip Technology, Inc.	189,546	17,004,172
NXP Semiconductors NV	88,433	21,911,044
ON Semiconductor Corp. (A)	282,886	20,806,265

		75,633,825

Software - 7.3%
Constellation Software, Inc.	16,573	45,269,720
Dynatrace, Inc. (A)	109,189	5,070,737
Nice Ltd., ADR (A) (B)	68,072	17,740,925
Topicus.com, Inc.	43,085	3,859,536

		71,940,918

Specialized REITs - 1.3%
Lamar Advertising Co., Class A	108,572	12,964,582

Specialty Retail - 2.7%
Burlington Stores, Inc. (A)	34,063	7,909,088
CarMax, Inc. (A)	167,533	14,593,800
Wayfair, Inc., Class A (A) (B)	59,372	4,030,171

		26,533,059

Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.	303,151	11,255,997

Trading Companies & Distributors - 2.1%
Ferguson PLC	94,896	20,728,133

Total Common Stocks (Cost $773,493,613)		962,980,012

WARRANT - 0.0% (C)
Software - 0.0% (C)
Constellation Software, Inc., (A) (D) (E) (F) Exercise Price CAD 0, Expiration Date 03/31/2040	18,616	1

Total Warrant (Cost $0)		1

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (G)	14,523,236	14,523,236

Total Other Investment Company (Cost $14,523,236)		14,523,236

Principal	Value
REPURCHASE AGREEMENT - 1.8%

Fixed Income Clearing Corp., 2.50% (G), dated 03/28/2024, to be repurchased at $17,758,434 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $18,108,621.

$ 17,753,502	$ 17,753,502

Total Repurchase Agreement (Cost $17,753,502)	17,753,502

Total Investments (Cost $805,770,351)	995,256,751
Net Other Assets (Liabilities) - (1.3)%	(12,957,996)

Net Assets - 100.0%	$ 982,298,755

Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(I)	Value
ASSETS
Investments
Common Stocks	$954,895,070	$8,084,942	$—	$962,980,012
Warrant	—	—	1	1
Other Investment Company	14,523,236	—	—	14,523,236
Repurchase Agreement	—	17,753,502	—	17,753,502

Total Investments	$969,418,306	$25,838,444	$1	$995,256,751

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $34,730,324, collateralized by cash collateral of $14,523,236 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,987,741. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Restricted security. At March 31, 2024, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Warrant	Constellation Software, Inc., Exercise Price CAD 0, Expiration Date 03/31/2040	08/04/2016 - 12/30/2022	$0	$1	0.0	%(C)

(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the value of the security is $1, representing less than 0.1% of the Portfolio’s net assets.
(F)	Security is Level 3 of the fair value hierarchy.
(G)	Rates disclosed reflect the yields at March 31, 2024.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Portfolio.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 3

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Page 4

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 5